Changes in accounting policies	12 Months Ended
Mar. 29, 2020
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Changes in accounting policies
Changes in accounting policies
Standards issued and adopted
Leases
The Company adopted IFRS 16 on April 1, 2019 using the modified retrospective approach with the cumulative effects of initial application recorded in opening retained earnings and no restatement of prior period financial information. Under the modified retrospective approach, the Company measured the right-of-use asset at the carrying value as if the standard had been applied since the commencement date of the lease (typically the possession date), but using the discount rate at the date of initial application.
The Company determined the discount rate at the time of initial adoption to be its incremental borrowing rate for each leased asset or portfolio of leased assets with similar characteristics by reference to the Company’s creditworthiness, the security, term, and value of the underlying leased asset, and the economic environment in which the leased asset operates.
Substantially all of the Company’s leases are real estate leases for retail stores, manufacturing facilities, and corporate offices. The Company recognized right-of-use assets and lease liabilities for its leases except as permitted by recognition exemptions in the standard for short-term leases with terms of twelve months or less and leases of low-value assets. The depreciation expense on right-of-use assets and interest expense on lease liabilities replaced rent expense, which was previously recognized on a straight-line basis over the lease term under IAS 17.
In applying IFRS 16 for the first time, the Company has used the following practical expedients permitted by the standard:

•	the Company has applied a single discount rate to a portfolio of leases with reasonably similar underlying characteristics;

•
the Company has excluded initial direct costs in the measurement of the right-of-use asset on initial application except to the extent that costs, such as lease rights, were recognized under the previous standard;

•	the Company has accounted for leases with a remaining term of less than twelve months as at March 31, 2019 as short-term leases; and

•	the Company has used hindsight in determining the lease term where the lease contains options to extend or terminate the lease.
On the date of initial application, the impact of adopting IFRS 16 on the Company’s statement of financial position as at April 1, 2019 was as follows:

Condensed Financial Position Information
Increase (decrease)
	As previously reported, March 31, 2019	IFRS 16 initial application	Reclassification of initial direct costs	Income tax	Balance as at April 1, 2019 - IFRS 16
Assets	$	$	$	$	$
Current assets
Other current assets	32.9	(0.9)	—	—	32.0

Deferred income taxes	12.2	—	—	1.2	13.4
Intangible assets	155.6	—	(5.5)	—	150.1
Right-of-use assets	—	136.6	5.5	—	142.1

Liabilities
Current liabilities
Lease liabilities	—	19.2	—	—	19.2

Deferred income taxes	16.7	—	—	(0.5)	16.2
Lease liabilities	—	131.6	—	—	131.6
Other long-term liabilities	13.1	(8.5)	—	—	4.6

Shareholders' equity
Retained earnings	279.7	(6.6)	—	1.7	274.8

The Company applied the requirements of IAS 36, Impairment of assets as at April 1, 2019 on the right-of-use assets and concluded there was no impairment.
The Company used its incremental borrowing rates as at April 1, 2019 to measure lease liabilities. The weighted average incremental borrowing rate was 4.28%. The weighted average lease term remaining as at April 1, 2019 was approximately 8 years.
The following table reconciles the lease liabilities recognized on April 1, 2019 and the operating lease commitments disclosed under IAS 17 as at March 31, 2019 discounted using the incremental borrowing rate as at the date of initial application:

$
Operating lease commitment as at March 31, 2019	253.4
Operating leases	(3.1)
Leases committed not yet commenced	(71.5)
Undiscounted lease payments	178.8
Discount at incremental borrowing rate	(28.0)
Lease liabilities recognized as at April 1, 2019	150.8

Current lease liabilities	19.2
Non-current lease liabilities	131.6
Total lease liabilities	150.8

The adoption of IFRS 16 does not impact the Company's ability to comply with its financial and non-financial covenants as the covenants are calculated as at and during the reporting period in accordance with existing lease guidance at the date of the agreement. As a result of adopting IFRS 16, the Company updated its accounting policies (note 2), and its judgments and key sources of estimation uncertainty (note 3).
Segment information
The adoption of IFRS 16 resulted in the Company adjusting its internal financial information used by the chief operating decision maker. Specifically, the change from rent expense, recorded on a straight-line basis in selling, general and administrative expense, to depreciation on right-of-use assets and interest expense on lease liabilities required a different measurement of segment operating income. As a result, expenses in the Company's operating segments now include depreciation and amortization on assets, including right-of-use assets in the current year, directly used in those segments. Prior to the first quarter of fiscal 2020 depreciation and amortization was not allocated to the Company's operating segments. Comparative segment information has been restated to include depreciation and amortization to conform with the presentation adopted in the current year.
Lease term and useful life of leasehold improvements
In December 2019, the IFRS Interpretations Committee ("IFRIC") issued a final agenda decision in regards to the determination of the lease term for cancellable or renewable leases under IFRS 16 and whether the useful life of any non-removable leasehold improvements is limited to the lease term of the related lease. The Company assessed the impact of this interpretation on leases recognized under IFRS 16 and concluded the agenda decisions did not have an impact on the existing treatment.